UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  2775 Via de la Valle, Suite 204
          Del Mar, CA 92014


13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey Feinberg
Title:    Managing Member
Phone:    (858) 259-3440


Signature, Place and Date of Signing:


  /s/ Jeffrey Feinberg             Del Mar, California           May 14, 2008
------------------------         ----------------------       -----------------
     [Signature]                      [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:   $288,843
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


1. 28-10801 JLF Offshore Fund, Ltd.
2. 28-11901 JLF Partners I, L.P.


                                                     FORM 13F INFORMATION TABLE
                                                      JLF ASSET MANAGEMENT LLC
                                                              FORM 13F
                                                            March 31, 2008
COLUMN 1                      COLUMN 2         COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6       COLUMN 7      COLUMN 8

                              TITLE OF                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHR     VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS    SOLE  SHARED   NONE

A POWER ENERGY GENERAT SYS L  COM              G04136100   74,575    4,922,415 SH        Shared-Defined  1,2  4,922,415
ABERCROMBIE & FITCH CO        CL A             002896207   11,212      153,300 SH        Shared-Defined  1,2    153,300
AEROPOSTALE                   COM              007865108    7,168      264,413 SH        Shared-Defined  1,2    264,413
AMTRUST FINANCIAL SERVICES I  COM              032359309      950       58,600 SH        Shared-Defined  1,2     58,600
BE AEROSPACE INC              COM              073302101    3,547      101,500 SH        Shared-Defined  1,2    101,500
BIG LOTS INC                  COM              089302103    4,866      218,200 SH        Shared-Defined  1,2    218,200
BUNGE LIMITED                 COM              G16962105    8,844      101,800 SH        Shared-Defined  1,2    101,800
CITI TRENDS INC               COM              17306X102    1,636       88,653 SH        Shared-Defined  1,2     88,653
CIRCUIT CITY STORE INC        COM              172737108    3,169      796,300 SH        Shared-Defined  1,2    796,300
CSX CORP                      COM              126408103   10,822      193,000 SH        Shared-Defined  1,2    193,000
E COM VENTURES INC            COM NEW          26830K205    9,011      600,703 SH        Shared-Defined  1,2    600,703
ETHAN ALLEN INTERIORS INC     COM              297602104    9,635      338,900 SH        Shared-Defined  1,2    338,900
HAIN CELESTIAL GROUP INC      COM              405217100    4,484      152,000 SH        Shared-Defined  1,2    152,000
HECKMANN CORP                 UNIT 99/99/9999  422680207    6,552      812,900 SH        Shared-Defined  1,2    812,900
ICONIX BRAND GROUP INC        COM              451055107    1,633       94,100 SH        Shared-Defined  1,2     94,100
INFOSPACE INC                 COM NEW          45678T201    1,270      109,800 SH        Shared-Defined  1,2    109,800
KNOLL INC                     COM NEW          498904200    4,982      431,737 SH        Shared-Defined  1,2    431,737
LIMITED BRANDS INC            COM              532716107    2,668      156,000 SH        Shared-Defined  1,2    156,000
LULULEMON ATHLETICA INC       COM              550021109    3,258      114,600 SH        Shared-Defined  1,2    114,600
NATIONAL FINL PARTNERS CORP   COM              63607P208    1,126       50,100 SH        Shared-Defined  1,2     50,100
NIKE INC                      CL B             654106103    5,386       79,200 SH        Shared-Defined  1,2     79,200
NORTHERN TR CORP              COM              665859104    4,673       70,300 SH        Shared-Defined  1,2     70,300
PACIFIC SUNWEAR CALIF INC     COM              694873100    3,350      265,664 SH        Shared-Defined  1,2    265,664
RADIOSHACK CORP               COM              750438103   16,193      996,500 SH        Shared-Defined  1,2    996,500
RICKS CABARET INTL INC        COM NEW          765641303   22,721      993,479 SH        Shared-Defined  1,2    493,479
SPORTS PPTYS ACQUISITION COR  UNIT 99/99/9999  84920F206    2,014      212,000 SH        Shared-Defined  1,2    212,000
TRUE RELIGION APPAREL INC     COM              89784N104   15,821      852,900 SH        Shared-Defined  1,2    852,900
URBAN OUTFITTERS INC          COM              917047102    9,979      318,300 SH        Shared-Defined  1,2    318,300
VERI TEK INTL CORP            COM              92342x101   11,925    2,564,517 SH        Shared-Defined  1,2  1,088,517
VCG HLDG CORP                 COM              91821K101    6,656    1,091,098 SH        Shared-Defined  1,2  1,091,098
WARNACO GROUP INC             COM NEW          934390402   18,718      474,600 SH        Shared-Defined  1,2    474,600



SK 02717 0006 874878